Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Indebtedness Table
As of December 31, 2014, long-term debt consisted of the following (in millions):

2014
Bank credit facility (due 2019), interest based on Prime and/or LIBOR plus an applicable margin, interest rate at December 31, 2014 was 1.9%	$237.0
Senior unsecured notes (due 2019), net of discount of $0.5 million, which bear interest at the rate of 2.70%	399.5
Senior unsecured notes (due 2022), including a premium of $21.9 million, which bear interest at the rate of 7.125%	184.4
Senior unsecured notes (due 2024), including a premium of $3.2 million, which bear interest at the rate of 4.40%	553.2
Senior unsecured notes (due 2044), net of discount of $0.3 million, which bear interest at the rate of 5.60%	349.7
Senior unsecured notes (due 2045), net of discount of $1.7 million, which bear interest at the rate of 5.05%	298.3
Other debt	0.4
Debt classified as long-term	$2,022.5

Schedule of Maturities of Long-term Debt
Maturities.    Maturities for the long-term debt as of December 31, 2014 are as follows (in millions):

2015	$0.2
2016	0.1
2017	0.1
2018	—
2019	637.0
Thereafter	1,362.4
Subtotal	1,999.8
Less: premium (discount)	22.7
Total outstanding debt	$2,022.5

Schedule of Debt Leverage

Pricing Level	Debt Ratings	Applicable Rate Commitment Fee	EuroDollar Rate/Letter of Credit	Base Rate +
1	A-/A3 or better	0.100%	1.000%	—%
2	BBB+/Baa1	0.125%	1.125%	0.125%
3	BBB/Baa2	0.175%	1.250%	0.250%
4	BBB-/Baa3	0.225%	1.500%	0.500%
5	BB+/Ba1	0.275%	1.625%	0.625%
6	BB/Ba2 or worse	0.350%	1.750%	0.750%